COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended												3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Aug. 31, 2012	Nov. 30, 2011	Oct. 31, 2011	Jul. 07, 2010	Jan. 31, 2010	Mar. 31, 2009	Aug. 31, 2008	Apr. 30, 2005	Jan. 31, 1997	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2010	Mar. 31, 2012	Jul. 31, 2008	Feb. 28, 2005
Intellectual Property Matters [Abstract]
Pantoprazole Settlement Additional Provision		$ 930,000,000	$ 670,000,000
Pantoprazole Settlement Agreement Amount														1,600,000,000
Annual sales of Provigil		500,000,000													495,000,000		1,000,000,000
Annual Sales of Effexor							2,600,000,000
Annual Sales of Lamictal																		2,300,000,000	950,000,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer						74,000,000						500,000,000
Annual Sales of Nexium								6,300,000,000						6,000,000,000
Annual Sales of Niaspan	1,100,000,000										416,000,000
Annual Sales of Solodyn					765,000,000				380,000,000
Annual Sales Of Aggrenox										340,000,000				470,000,000
Annual Sales Of Actos				2,800,000,000												3,700,000,000
Annual Sales Of Actoplus				430,000,000												500,000,000
CivilPenaltyForEachAllegedlyFalseClaimSubmittedRange														Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $5,500 to $11,000 for each allegedly false claim submitted to the government for payment
Cephalon Losses Resulting From The Promotion and Prescription of Actiq															700,000,000
Compensatory Damages For The State of Illonois															100,000,000
Annual Sales Of Wellbutrin														1,000,000,000
Pantoprazole Insurance Recovery													$ 121,500,000
Teva And Subsidiaries [Member] | Teva Parental Medicines Inc [Member]
Parties To Tort Proceeding Cases Against Teva In Philadelphia Court														40